Contracts in Progress - Schedule of Costs in Excess of Billings and Billings in Excess of Costs on Uncompleted Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts – current	$ 56.3	$ 57.2	$ 59.5
Costs and estimated earnings in excess of billings on uncompleted contracts – noncurrent	6.5	8.1	0.0
Billings in excess of costs and estimated earnings on uncompleted contracts – current	(17.6)	(8.0)	(8.0)
Billings in excess of costs and estimated earnings on uncompleted contracts – noncurrent	(2.1)	(2.9)	0.0
Costs in excess of billings, current and noncurrent	$ 43.1	$ 54.4	$ 51.5